Expense Example - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio - Select Telecommunications Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014